CAPITAL LEASE (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Capital Lease 1		$ 600,000
Capital Lease 2		3.4667%
Capital Lease 3		72,000
Capital Lease 4		$ 6
Capital Lease 5		25
Capital Lease 6		18,000
Capital Lease 7		$ 800,000
Capital Lease 8		3.4667%
Capital Lease 9		102,000
Capital Lease 10		$ 5.00
Capital Lease 11		18,000
Capital Lease 12		13,316
Capital Lease 13		13,606
Capital Lease 14		6,945
Capital Lease 15		15,799
Capital Lease 16		18,105
Capital Lease 17		90.00%
Capital Lease 18		$ 309,028
Capital Lease 19		$ 735,781
Capital Lease 1	$ 600,000
Capital Lease 2	3.4667%
Capital Lease 3	72,000
Capital Lease 4	$ 6.25
Capital Lease 5	18,000
Capital Lease 6	$ 800,000
Capital Lease 7	3.4667%
Capital Lease 8	102,000
Capital Lease 9	$ 5.00
Capital Lease 10	18,000
Capital Lease 11	13,316
Capital Lease 12	13,606
Capital Lease 13	6,945
Capital Lease 14	15,799
Capital Lease 15	18,105
Capital Lease 16	90.00%
Capital Lease 17	$ 309,028
Capital Lease 18	$ 735,781